Expense Example - T-REX 2X LONG KIOXIA DAILY TARGET ETF - T-REX 2X LONG KIOXIA DAILY TARGET ETF CLASS	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	$ 474